Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Intangible Assets [Abstract]
Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	December 31, 2016			December 31, 2015
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$304,766	$(198,632)	$106,134	$306,657	$(157,862)	$148,795
Patents	19,009	(12,257)	6,752	17,785	(10,008)	7,777
Trademarks and trade names	27,819	(16,849)	10,970	32,443	(14,463)	17,980
Customer relationships	106,571	(54,258)	52,313	115,957	(41,708)	74,249
Non-compete agreements	5,874	(5,874)	-	5,874	(5,874)	-
Capitalized software development costs	19,540	(18,251)	1,289	20,010	(17,351)	2,659
In process research and development	-	-	-	1,008	-	1,008
	$483,579	$(306,121)	$177,458	$499,734	$(247,266)	$252,468

Schedule of Estimated Future Amortization Expense Relating to Definite Life Intangible Assets

As of December 31, 2016, estimated future amortization expense relating to definite life intangible assets for each of the next five years and thereafter were as follows:

Estimated
amortization expense
Year ending December 31,	(U.S. $ in thousands)
2017	$34,722
2018	33,068
2019	32,173
2020	31,826
2021	31,264
Thereafter	14,405
Total	$177,458